PARTNERS VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated November 18, 2016

to the

Prospectus dated May 1, 2016

Effective on or about December 5, 2016, based on changes to the underlying fund portfolio, the following change applies to the TA Systematic Small/Mid Cap Value subaccount:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Systematic Small/Mid Cap Value	TA Small Mid/Cap Value	Transamerica Systematic Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value VP	Systematic Financial Management L.P.	Thompson, Siegel & Walmsley, LLC

Effective on or about December 16, 2016, the following investment option will be added:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Transamerica Series Trust – Service Class
TA JP Morgan Core Bond	Transamerica JPMorgan Core Bond VP	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.

Effective on or about December 16, 2016 (“merger date”), based on changes to the underlying fund portfolios, the following subaccounts will merge:

TARGET SUBACCOUNT	ACQUIRING SUBACCOUNT
TA Voya Mid Cap Opportunities VP	TA Janus Mid-Cap Growth
TA Voya Limited Maturity Bond	TA JPMorgan Core Bond VP

If you do not wish to remain allocated to the acquiring subaccounts, you may generally transfer your policy value allocated in the acquiring subaccounts to any other subaccount listed in your prospectus. However, please note that there may be negative consequences and you may lose certain benefits if your transfer or new investment allocation violates any guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging, asset rebalancing or guaranteed withdrawal benefits). Please see the prospectus for more information about investment allocation requirements that may be applicable to you.

If you reallocate your policy value to another subaccount from any acquiring subaccount, you will not be charged for the transfer from that acquiring subaccount if made within 30 days of the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each policy year.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Partners Variable Annuity Series dated May 1, 2016